PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.4%
Australia : 2.9%
56,423
Ampol Ltd.
$ 1,271,477
0.3
95,326
ANZ Group Holdings Ltd.
1,533,442
0.3
561,652
Aurizon Holdings Ltd.
1,310,139
0.3
201,229
Brambles Ltd.
1,773,351
0.4
331,499
Medibank Pvt Ltd.
757,908
0.2
151,955
QBE Insurance Group Ltd.
1,546,139
0.3
280,019
Scentre Group
489,677
0.1
999,608
Telstra Group Ltd.
2,525,865
0.6
226,844
Transurban Group
1,938,155
0.4
13,146,153
2.9
Canada : 3.3%
17,926
iA Financial Corp., Inc.
1,197,004
0.3
31,854
Parkland Corp.
1,042,512
0.2
16,140  Rogers Communications,
Inc. - Class B
694,985
0.1
33,707
Royal Bank of Canada
3,045,914
0.7
55,323
Suncor Energy, Inc.
1,824,055
0.4
48,223
TELUS Corp.
862,857
0.2
18,882
Thomson Reuters Corp.
2,638,011
0.6
45,172
Toronto-Dominion Bank
2,754,362
0.6
10,817  West Fraser Timber Co.
Ltd.
784,560
0.2
14,844,260
3.3
China : 0.5%
578,500  BOC Hong Kong Holdings
Ltd.
1,546,747
0.3
454,000  SITC International Holdings
Co. Ltd.
685,568
0.2
2,232,315
0.5
Denmark : 0.4%
68,821
Danske Bank A/S
1,783,115
0.4
Finland : 0.1%
12,079
Elisa Oyj
540,117
0.1
France : 2.8%
83,234
AXA SA
2,595,255
0.6
15,054
BNP Paribas SA
946,396
0.2
2,578
Dassault Aviation SA
512,008
0.1
18,725
Edenred
1,019,892
0.2
61,148
Getlink SE
1,117,360
0.3
16,770
(1)
La Francaise des Jeux
SAEM
606,838
0.1
234,892
Orange SA
2,894,069
0.6
15,368
Sanofi
1,433,288
0.3
8,376
Thales SA
1,251,599
0.3
57,439
Vivendi SE
543,654
0.1
12,920,359
2.8
Germany : 0.4%
27,827
BASF SE
1,294,434
0.3
8,228
(1)
Scout24 SE
573,326
0.1
1,867,760
0.4
Hong Kong : 1.0%
320,500
CK Hutchison Holdings Ltd.
1,607,957
0.4
505,000
Hang Lung Properties Ltd.
675,166
0.1
15,600  Jardine Matheson Holdings
Ltd.
609,024
0.1
147,600
Link REIT
728,972
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
201,500
Power Assets Holdings Ltd.
$ 1,051,172
0.2
4,672,291
1.0
Israel : 0.1%
49,363
Bank Leumi Le-Israel BM
370,003
0.1
48,710  Israel Discount Bank Ltd. -
Class A
234,554
0.0
604,557
0.1
Italy : 1.2%
726,253
Intesa Sanpaolo SpA
2,093,485
0.5
100,419
(1)
Poste Italiane SpA
1,082,296
0.2
156,072
Snam SpA
786,395
0.2
50,501
UniCredit SpA
1,377,399
0.3
5,339,575
1.2
Japan : 7.9%
78,900
Asahi Kasei Corp.
547,802
0.1
105,800
Central Japan Railway Co.
2,538,160
0.6
69,500  Chubu Electric Power Co.,
Inc.
858,633
0.2
31,900  Daiwa House Industry Co.
Ltd.
906,421
0.2
534,900
ENEOS Holdings, Inc.
2,105,349
0.5
4,500
Hirose Electric Co. Ltd.
504,047
0.1
29,300
Inpex Corp.
404,236
0.1
135,200
Japan Post Bank Co. Ltd.
1,333,436
0.3
367,800  Japan Post Holdings Co.
Ltd.
3,249,628
0.7
130,200
Japan Tobacco, Inc.
3,348,062
0.7
12,700  McDonald's Holdings Co.
Japan Ltd.
540,622
0.1
19,200
NEC Corp.
1,070,129
0.2
1,320,900  Nippon Telegraph &
Telephone Corp.
1,545,778
0.4
14,900
Nitto Denko Corp.
1,058,878
0.2
31,700
ORIX Corp.
579,128
0.1
60,500
Osaka Gas Co. Ltd.
1,179,045
0.3
34,000
Secom Co. Ltd.
2,363,349
0.5
49,100
Sekisui Chemical Co. Ltd.
697,827
0.2
115,600
Sekisui House Ltd.
2,366,955
0.5
27,000
Sompo Holdings, Inc.
1,238,582
0.3
48,900  Sumitomo Mitsui Financial
Group, Inc.
2,405,755
0.5
98,800  Takeda Pharmaceutical
Co. Ltd.
2,800,776
0.6
56,800
Tokio Marine Holdings, Inc.
1,406,490
0.3
37,000
USS Co. Ltd.
723,505
0.2
35,772,593
7.9
Jordan : 0.2%
40,263  Hikma Pharmaceuticals
PLC
877,377
0.2
Netherlands : 1.4%
265,115
Koninklijke KPN NV
908,103
0.2
62,308
NN Group NV
2,377,912
0.5
16,517
OCI NV
355,810
0.1
19,578
Wolters Kluwer NV
2,696,714
0.6
6,338,539
1.4
New Zealand : 0.1%
166,508
Spark New Zealand Ltd.
531,124
0.1

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Norway : 0.4%
57,857
Aker BP ASA
$ 1,647,769
0.4
Singapore : 0.4%
865,700
Genting Singapore Ltd.
592,106
0.1
237,300
Keppel Corp. Ltd.
1,183,783
0.3
48,240
Keppel REIT
31,197
0.0
1,807,086
0.4
Spain : 2.4%
29,332  ACS Actividades de
Construccion y Servicios
SA
1,172,462
0.3
7,941
(1)
Aena SME SA
1,365,659
0.3
25,538
Enagas SA
467,395
0.1
55,637  Industria de Diseno Textil
SA
2,295,852
0.5
69,032
Red Electrica Corp. SA
1,157,119
0.3
190,055
Repsol SA
2,918,345
0.6
354,544
Telefonica SA
1,528,875
0.3
10,905,707
2.4
Switzerland : 1.3%
29,447
Holcim AG
2,166,114
0.5
9,754
Julius Baer Group Ltd.
493,533
0.1
24,176
Novartis AG, Reg
2,359,778
0.5
3,496
Roche Holding AG
940,498
0.2
4,914
(2)
Sandoz Group AG
140,344
0.0
6,100,267
1.3
United Kingdom : 4.3%
236,154
BAE Systems PLC
3,133,133
0.7
466,277
BP PLC
2,834,814
0.6
81,544  British American Tobacco
PLC
2,594,733
0.6
403,609
Centrica PLC
760,614
0.2
11,670
DCC PLC
788,939
0.2
71,460
GSK PLC
1,283,956
0.3
113,061
Imperial Brands PLC
2,643,246
0.6
266,170
NatWest Group PLC
700,244
0.1
219,510
Sage Group PLC
3,140,899
0.7
46,637
Smiths Group PLC
973,071
0.2
501,733
Vodafone Group PLC
451,143
0.1
19,304,792
4.3
United States : 66.3%
46,066
AbbVie, Inc.
6,559,338
1.4
2,951
Acuity Brands, Inc.
528,996
0.1
25,255
AECOM
2,244,159
0.5
248,818
AGNC Investment Corp.
2,194,575
0.5
40,443
Agree Realty Corp.
2,394,630
0.5
21,946
ALLETE, Inc.
1,217,564
0.3
10,576  Allison Transmission
Holdings, Inc.
565,605
0.1
83,765
Altria Group, Inc.
3,521,481
0.8
261,817
Amcor PLC
2,482,025
0.5
25,843
Amdocs Ltd.
2,164,868
0.5
39,665  American Electric Power
Co., Inc.
3,155,351
0.7
24,485  American International
Group, Inc.
1,611,358
0.4
1,447
Ameriprise Financial, Inc.
511,529
0.1
15,008
AMETEK, Inc.
2,329,692
0.5
19,505
Amgen, Inc.
5,259,328
1.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
7,601
Aon PLC - Class A
$ 2,496,853
0.6
18,753
AptarGroup, Inc.
2,379,568
0.5
14,101
Assurant, Inc.
2,369,250
0.5
10,759  Automatic Data Processing,
Inc.
2,473,709
0.5
50,668
Avnet, Inc.
2,369,236
0.5
34,285
Axis Capital Holdings Ltd.
1,931,617
0.4
66,118
Baker Hughes Co.
2,231,483
0.5
74,745
Bristol-Myers Squibb Co.
3,690,908
0.8
16,268
Brown & Brown, Inc.
1,215,870
0.3
35,894
Cardinal Health, Inc.
3,843,530
0.9
15,001
Cheniere Energy, Inc.
2,732,432
0.6
25,559
Church & Dwight Co., Inc.
2,469,766
0.5
9,140
Cigna Group
2,402,723
0.5
2,838
Cintas Corp.
1,570,124
0.3
109,814
Cisco Systems, Inc.
5,312,801
1.2
47,150
Citigroup, Inc.
2,173,615
0.5
15,818
CME Group, Inc.
3,454,018
0.8
24,231
CNO Financial Group, Inc.
642,122
0.1
25,667
Coca-Cola Co.
1,499,979
0.3
39,972
Colgate-Palmolive Co.
3,148,594
0.7
41,039  Commerce Bancshares,
Inc.
2,075,342
0.5
72,935
Coterra Energy, Inc.
1,914,544
0.4
60,198
CSX Corp.
1,944,395
0.4
38,660
CVS Health Corp.
2,626,947
0.6
60,894
Dow, Inc.
3,151,265
0.7
39,818
DT Midstream, Inc.
2,281,173
0.5
22,147
DTE Energy Co.
2,305,724
0.5
34,173
Edison International
2,289,249
0.5
24,312
Electronic Arts, Inc.
3,355,299
0.7
4,752
Elevance Health, Inc.
2,278,536
0.5
37,501
Emerson Electric Co.
3,333,839
0.7
12,610
EOG Resources, Inc.
1,551,913
0.3
169,713
Equitrans Midstream Corp.
1,591,908
0.4
7,914
Erie Indemnity Co. - Class A
2,339,695
0.5
8,889
Essent Group Ltd.
429,694
0.1
7,232
Everest Re Group Ltd.
2,969,098
0.7
40,334
Evergy, Inc.
2,058,647
0.5
32,695
First Hawaiian, Inc.
642,457
0.1
22,147
Fortive Corp.
1,527,700
0.3
52,178  Gaming and Leisure
Properties, Inc.
2,438,278
0.5
46,699
General Mills, Inc.
2,972,858
0.7
15,726
General Motors Co.
496,942
0.1
66,349
Genpact Ltd.
2,253,212
0.5
67,829
Gentex Corp.
2,062,680
0.5
17,387
Genuine Parts Co.
2,308,646
0.5
51,031
Gilead Sciences, Inc.
3,908,975
0.9
45,536
H&R Block, Inc.
2,068,245
0.5
12,476  Hanover Insurance Group,
Inc.
1,550,767
0.3
39,464  Hartford Financial Services
Group, Inc.
3,084,506
0.7
4,618
Humana, Inc.
2,239,083
0.5
17,456  International Bancshares
Corp.
783,251
0.2
20,988  Iridium Communications,
Inc.
799,643
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
54,274
Johnson & Johnson
$ 8,394,017
1.9
12,491
JPMorgan Chase & Co.
1,949,595
0.4
89,521
Juniper Networks, Inc.
2,546,872
0.6
24,905
Kimberly-Clark Corp.
3,081,496
0.7
27,618
Leidos Holdings, Inc.
2,963,964
0.7
22,798
LKQ Corp.
1,015,195
0.2
1,468
Lockheed Martin Corp.
657,326
0.1
39,699
Loews Corp.
2,790,443
0.6
17,346  Marsh & McLennan Cos.,
Inc.
3,459,139
0.8
14,339
McDonald's Corp.
4,041,304
0.9
6,572
McKesson Corp.
3,092,520
0.7
66,247
Merck & Co., Inc.
6,788,993
1.5
21,580
MetLife, Inc.
1,373,135
0.3
139,125
MGIC Investment Corp.
2,447,209
0.5
30,588  Mondelez International, Inc.
- Class A
2,173,583
0.5
25,579  MSC Industrial Direct Co.,
Inc. - Class A
2,491,906
0.6
63,689  National Retail Properties,
Inc.
2,587,047
0.6
2,532
(2)
NET Lease Office
Properties
41,398
0.0
25,053
NetApp, Inc.
2,289,594
0.5
72,743
NiSource, Inc.
1,865,131
0.4
30,823
NorthWestern Corp.
1,550,705
0.3
3,272
NVIDIA Corp.
1,530,314
0.3
25,902
OneMain Holdings, Inc.
1,095,655
0.2
29,206
ONEOK, Inc.
2,010,833
0.4
46,330
Patterson Cos., Inc.
1,177,245
0.3
35,691
PepsiCo, Inc.
6,006,438
1.3
66,596
Pfizer, Inc.
2,029,180
0.4
50,282  Philip Morris International,
Inc.
4,694,328
1.0
27,072
Phillips 66
3,489,310
0.8
29,327  Pinnacle West Capital
Corp.
2,197,765
0.5
9,537
PPG Industries, Inc.
1,354,159
0.3
38,643
Procter & Gamble Co.
5,932,473
1.3
10,825
Qualcomm, Inc.
1,396,966
0.3
10,437  Reinsurance Group of
America, Inc.
1,701,857
0.4
8,593  Reliance Steel & Aluminum
Co.
2,365,309
0.5
209,134
Rithm Capital Corp.
2,170,811
0.5
57,364
Rollins, Inc.
2,337,009
0.5
30,277
Sempra Energy
2,206,285
0.5
8,134
Sherwin-Williams Co.
2,267,759
0.5
10,123
Snap-on, Inc.
2,780,687
0.6
32,918
Sonoco Products Co.
1,815,757
0.4
43,040  SS&C Technologies
Holdings, Inc.
2,421,430
0.5
22,959
Synchrony Financial
742,953
0.2
28,328
Texas Instruments, Inc.
4,325,969
1.0
11,412
TJX Cos., Inc.
1,005,511
0.2
18,327
Travelers Cos., Inc.
3,310,223
0.7
2,578
UnitedHealth Group, Inc.
1,425,557
0.3
50,113
Unum Group
2,154,859
0.5
10,007
Valero Energy Corp.
1,254,478
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
137,464  Verizon Communications,
Inc.
$ 5,268,995
1.2
74,807
VICI Properties, Inc.
2,235,981
0.5
38,350  Virtu Financial, Inc. - Class
A
689,533
0.2
41,701
Wells Fargo & Co.
1,859,448
0.4
122,099
Wendy's Co.
2,289,356
0.5
12,336
Willis Towers Watson PLC
3,038,357
0.7
37,373
WP Carey, Inc.
2,326,096
0.5
51,501
Xcel Energy, Inc.
3,133,321
0.7
300,425,987
66.3
Total Common Stock
(Cost $417,183,436)
441,661,743
97.4
EXCHANGE-TRADED FUNDS : 0.7%
19,878  iShares MSCI EAFE Value
ETF
1,004,038
0.2
13,064  iShares Russell 1000 Value
ETF
2,057,449
0.5
3,061,487
0.7
Total Exchange-Traded
Funds
(Cost $3,027,286)
3,061,487
0.7
Total Long-Term
Investments
(Cost $420,210,722)
444,723,230
98.1
SHORT-TERM INVESTMENTS : 1.7%
Mutual Funds : 1.7%
7,778,000
(3)
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio
(Institutional Share Class),
5.260%
(Cost $7,778,000) $ 7,778,000 1.7
Total Short-Term
Investments
(Cost $7,778,000)
7,778,000
1.7
Total Investments in
Securities
(Cost $427,988,722) $ 452,501,230 99.8
Assets in Excess of
Other Liabilities 954,259 0.2
Net Assets $ 453,455,489 100.0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
Rate shown is the 7-day yield as of November 30, 2023.

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 21.8%
Health Care 14.4
Industrials 13.7
Consumer Staples 9.7
Energy 7.3
Utilities 6.2
Information Technology 5.9
Consumer Discretionary 5.1
Communication Services 5.1
Materials 4.9
Real Estate 3.3
Exchange-Traded Funds 0.7
Short-Term Investments 1.7
Assets in Excess of Other Liabilities 0.2
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 13,146,153 $ — $ 13,146,153
Canada 14,844,260 — — 14,844,260
China — 2,232,315 — 2,232,315
Denmark — 1,783,115 — 1,783,115
Finland 540,117 — — 540,117
France — 12,920,359 — 12,920,359
Germany — 1,867,760 — 1,867,760
Hong Kong 609,024 4,063,267 — 4,672,291
Israel — 604,557 — 604,557
Italy — 5,339,575 — 5,339,575
Japan — 35,772,593 — 35,772,593
Jordan — 877,377 — 877,377
Netherlands — 6,338,539 — 6,338,539
New Zealand — 531,124 — 531,124
Norway — 1,647,769 — 1,647,769
Singapore — 1,807,086 — 1,807,086
Spain — 10,905,707 — 10,905,707
Switzerland 140,344 5,959,923 — 6,100,267
United Kingdom — 19,304,792 — 19,304,792
United States 300,425,987 — — 300,425,987
Total Common Stock 316,559,732 125,102,011 — 441,661,743
Exchange-Traded Funds 3,061,487 — — 3,061,487
Short-Term Investments 7,778,000 — — 7,778,000
Total Investments, at fair value $ 327,399,219 $ 125,102,011 $ — $ 452,501,230
Other Financial Instruments+
Forward Foreign Currency Contracts — 313,833 — 313,833
Total Assets $ 327,399,219 $ 125,415,844 $ — $ 452,815,063
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (662,223) $ — $ (662,223)
Written Options — (9,712,194) — (9,712,194)
Total Liabilities $ — $ (10,374,417) $ — $ (10,374,417)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At November 30, 2023, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 18,407,176 JPY 2,682,100,000 Standard Chartered Bank 12/19/23 $ 270,403
USD 7,488,607 CAD 10,100,000 State Street Bank and Trust Co. 12/19/23 43,430
USD 6,721,933 AUD 10,400,000 State Street Bank and Trust Co. 12/19/23 (153,443)
USD 10,286,026 GBP 8,300,000 State Street Bank and Trust Co. 12/19/23 (193,904)

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 18,965,550 EUR 17,700,000 State Street Bank and Trust Co. 12/19/23 $ (314,876)
$ (348,390)
At November 30, 2023, the following OTC written equity options were outstanding for Voya Global Equity Dividend and
Premium Opportunity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Consumer Staples
Select Sector SPDR
Fund
JPMorgan Chase
Bank N.A. Call 12/29/23 USD 70.180 358,325 USD 25,319,245 $ 224,096 $ (398,286)
Financial Select Sector
SPDR Fund
Citibank N.A. Call 12/01/23 USD 32.520 2,111,801 USD 75,813,656 1,632,000 (7,140,391)
FTSE 100 Index
UBS AG Call 12/15/23 GBP 7,491.910 5,042 GBP 37,581,808 540,516 (323,456)
Health Care Select
Sector SPDR Fund
UBS AG Call 12/01/23 USD 129.340 234,265 USD 30,761,337 528,759 (470,598)
Industrial Select Sector
SPDR Fund
Citibank N.A. Call 12/29/23 USD 106.670 305,842 USD 32,740,386 395,668 (547,598)
Nikkei 225 Index
BNP Paribas Call 12/15/23 JPY 32,269.390 94,750 JPY 3,172,882,827 416,656 (831,865)
$ 3,737,695 $ (9,712,194)
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 43,217,625
Gross Unrealized Depreciation (18,705,117)
Net Unrealized Appreciation $ 24,512,508